ADDITIONAL FINANCIAL INFORMATION	9 Months Ended
Sep. 29, 2012
ADDITIONAL FINANCIAL INFORMATION
ADDITIONAL FINANCIAL INFORMATION

13.            ADDITIONAL FINANCIAL INFORMATION

Licensing-Related Transactions

During the fourth quarter of 2011, the Company completed various disposal or sale transactions, including: (i) the sale of the global trademark rights for the LIZ CLAIBORNE family of brands and the trademark rights in the United States and Puerto Rico for the MONET brand to JCPenney for $267.5 million and (ii) the sale of the DANA BUCHMAN trademark to Kohl’s and the sale of the KENSIE, KENSIE GIRL and MAC & JAC trademarks to an affiliate of Bluestar, for aggregate consideration of $39.8 million.

In connection with these transactions, the Company maintains: (i) an exclusive supplier arrangement to provide JCPenney with LIZ CLAIBORNE and MONET branded jewelry; (ii) a royalty free license through July 2020 for the LIZ CLAIBORNE NEW YORK brand, which is sold exclusively at QVC through the 2009 previously existing license between the Company and QVC; (iii) a royalty-free license through July 2020 to use the LIZWEAR brand to design, manufacture and distribute LIZWEAR-branded products to the club store channel; (iv) an exclusive supplier arrangement to provide Kohl’s with DANA BUCHMAN-branded jewelry through October 11, 2013; and (v) an exclusive license to produce and sell jewelry under the KENSIE brand name.

On August 11, 2011, the Company amended its long-term license agreement with Elizabeth Arden, Inc. (“Elizabeth Arden”), which included the sale of the trademarks for its former Curve brand and selected other smaller fragrance brands. The amendment also included (i) a lower effective royalty rate associated with the fragrance brands that remain under license, including the JUICY COUTURE and LUCKY BRAND fragrances; (ii) a reduction in the future minimum guaranteed royalties for the term of the license; and (iii) a pre-payment of certain royalties. The Company received $58.4 million in connection with this transaction and recognized a pretax gain on the sale of the trademarks for its former Curve brand and selected other fragrance brands of $15.6 million for the nine and three months ended October 1, 2011.

The Company had an exclusive license agreement with an affiliate of Donna Karan International, Inc. (“DKI”) to design, produce, market and sell men’s and women’s jeanswear and activewear and women’s sportswear products in the Western Hemisphere under the “DKNY® Jeans” and “DKNY® Active” marks and logos. On October 11, 2011, the Company agreed to an early termination of the DKNY® Jeans and DKNY® Active license with DKI in exchange for a fee of $8.5 million, including $3.7 million due to DKI in connection with the previously terminated DKNY® Mens Sportswear license. The DKNY® Jeans and DKNY® Active license terminated on January 3, 2012, one year ahead of the scheduled license maturity.

Condensed Consolidated Statements of Cash Flows Supplementary Disclosures

During the nine months ended September 29, 2012 and October 1, 2011, net income tax refunds (payments) were not significant. During the nine months ended September 29, 2012 and October 1, 2011, the Company made interest payments of $17.9 million and $30.4 million, respectively. As of September 29, 2012, December 31, 2011 and October 1, 2011, the Company accrued capital expenditures totaling $12.4 million, $6.4 million and $8.1 million, respectively.

Depreciation and amortization expense for the nine months ended September 29, 2012 and October 1, 2011 included $8.2 million and $7.2 million, respectively, related to amortization of deferred financing costs.

During the nine months ended September 29, 2012, holders of $37.6 million aggregate principal amount of the Convertible Notes converted all such outstanding Convertible Notes into 10,839,520 shares of the Company’s common stock.

Related Party Transactions

In June 2011, the Company established a joint venture in China with E-Land Fashion China Holdings, Limited. The joint venture is a Hong Kong limited liability company and its purpose is to market and distribute small leather goods and other fashion products and accessories in China under the KATE SPADE brand. The joint venture operates under the name of KS China Co., Limited (“KSC”) for an initial 10 year period and commenced operations in the fourth quarter of 2011. The Company accounts for its 40.0% interest in KSC under the equity method of accounting. The Company made capital contributions to KSC of $2.5 million in the fourth quarter of 2011 and $5.0 million during the first nine months of 2012. The Company is required to make an additional capital contribution to KSC of $5.5 million in 2013. During the fourth quarter of 2011, KSC reacquired the existing KATE SPADE business in China from Globalluxe.

Additionally, the Company agreed that it or one of its affiliates will reacquire existing KATE SPADE businesses in Southeast Asia in 2014 from Globalluxe, with the purchase price based upon a multiple of Globalluxe’s earnings, subject to a cap of $30.0 million.

On November 20, 2009, the Company and Sanei established KSJ. The joint venture is a Japanese corporation and its purpose is to market and distribute small leather goods and other fashion products and accessories in Japan under the KATE SPADE brand. The Company accounts for its 49.0% interest in KSJ under the equity method of accounting.

The Company’s equity in earnings (losses) of its equity investees was $(0.5) million and $1.5 million in the nine months ended September 29, 2012 and October 1, 2011, respectively, and $(1.5) million and $0.4 million for the three months ended September 29, 2012 and October 1, 2011, respectively, which was included in Other income (expense), net on the accompanying Condensed Consolidated Statements of Operations. As of September 29, 2012, December 31, 2011 and October 1, 2011, Investments in and advances to equity investees amounted to $23.3 million, $19.1 million and $16.3 million, respectively, and was included in Other assets on the accompanying Condensed Consolidated Balance Sheets.

Subsequent to the MEXX Transaction (see Note 1 – Basis of Presentation), the Company retains an 18.75% ownership interest in NewCo and accounts for such investment at cost. The Company’s cost investment was $10.0 million as of September 29, 2012 and December 31, 2011 and was included in Other assets on the accompanying Condensed Consolidated Balance Sheets.